Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	TD Asset Management USA Funds Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
Document Creation Date	dei_DocumentCreationDate	Oct. 04, 2016
Document Effective Date	dei_DocumentEffectiveDate	Oct. 04, 2016
Prospectus Date	rr_ProspectusDate	Oct. 04, 2016